Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

May 2, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Real Assets Fund (formerly Deutsche Alternative Asset Allocation Fund) (the “Fund”), a series of Deutsche Market Trust (the “Trust”) (Reg. Nos. 002-21789, 811-01236)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 134 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on April 25, 2016.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

 Very truly yours,

/s/ Laura McCollum

 Laura McCollum

 Vice President

 Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.